PREPAID EXPENSES (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 08, 2022	Jun. 29, 2022	May 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	May 16, 2022	Apr. 01, 2022	Jan. 21, 2022	Jan. 18, 2022	Jan. 07, 2022	Sep. 30, 2021	Feb. 26, 2021
Stock Based Compensation Expense								$ 110,000	$ 33,000
Insurance annual preminum			$ 349,455
Insurance expense						$ 33,942
Professional consulting service expense						188,750
Rent								158,096	63,978
Stock based compensation expense				$ 308,823	$ 168,375	$ 751,607	$ 187,065	$ 473,748	$ 54,283
Common stock, shares issued				10,973,759		10,973,759		8,778,555	25,922,034			98,000	175,000	1,282,823	25,981,203
Common stock value				$ 110		$ 110		$ 88
Consultant [Member]
Professional consulting service expense						91,000
Common stock, shares issued	300,000	500,000
Prepayment										$ 100,000	$ 300,000
Fair value of share issuance	$ 264,000	$ 455,000
Per share value	$ 0.88	$ 0.91
Lease Agreement [Member]
Prepaid Expenses With Common Shares								$ 49,600
Common Stock Issued								29,167
Additional Common Stock Issued								5,333
Common Stock Value								$ 142,714
Rent								$ 6,000
office facility lease agreement [Member]
Monthly rent						15,736
New Lease Agreement [Member]
Stock based compensation expense						8,267	$ 16,533
Monthly rent						$ 6,000
Common stock, shares issued																5,333
Common stock value																$ 49,600